October 25, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:          ING Investors Trust (on behalf of ING Large Cap Growth Portfolio)

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended, for ING Investors Trust (“Registrant”).  This Form N-14 is being filed in connection with a reorganization in which ING Large Cap Growth Portfolio, a series of the Registrant, will acquire all of the assets of ING Legg Mason ClearBridge Aggressive Growth Portfolio, a series of ING Partners, Inc., in exchange for shares of ING Large Cap Growth Portfolio and the assumption by ING Large Cap Growth Portfolio of the liabilities of ING Legg Mason ClearBridge Aggressive Growth Portfolio.

No fees are required in connection with this filing.  Should you have any questions please feel free to contact the undersigned at 480-477-2278 or Hoang T. Pham at 202-261-3496.

Very truly yours,

/s/ Chris C. Okoroegbe

Christopher C. Okoroegbe
Counsel
ING U.S. Legal Services

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